INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2022	1,202	350	14	100	36	1,542	3,244

Additions	526	74	1	2	19	10	632
Disposals	(5)	(2)	—	—	—	—	(7)
Amortization charge for the year	(139)	(71)	(3)	(8)	—	—	(221)
Reclassification as held for sale	(84)	(150)	(2)	(22)	(35)	(1,084)	(1,377)
Impairment reversal	75	2	—	—	—	—	77
Transfer	—	3	—	—	(3)	—	—
Translation adjustment	(241)	(37)	(3)	(18)	(15)	(74)	(388)

As of December 31, 2022	1,334	169	7	54	2	394	1,960

Additions	4	92	—	—	5	—	101
Amortization charge for the year	(131)	(67)	(3)	(6)	(1)	—	(208)
Transfer	(1)	7	—	—	(1)	—	5
Translation adjustment	(180)	(8)	—	(6)	—	(45)	(239)

As of December 31, 2023	1,026	193	4	42	5	349	1,619
Cost	1,941	645	165	290	15	1,298	4,354
Accumulated amortization and impairment	(915)	(452)	(161)	(248)	(10)	(949)	(2,735)

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2023	Translation adjustment	December 31, 2022

Pakistan	179	(44)	223
Kazakhstan	129	2	127
Ukraine	10	—	10
Uzbekistan	31	(3)	34

Total	349	(45)	394
* There is no goodwill allocated to the CGUs of Bangladesh, or Kyrgyzstan.

CGU*	December 31, 2022	Translation adjustment	Addition	Reclassification as held for sale	December 31, 2021

Russia	—	—	—	(1,084)	1,084
Pakistan	223	(64)	—	—	287
Kazakhstan	127	(9)	—	—	136
Ukraine	10	—	10	—	—
Uzbekistan	34	(1)	—	—	35

Total	394	(74)	10	(1,084)	1,542
* There is no goodwill allocated to the CGUs of Bangladesh or Kyrgyzstan
Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2023	2022

Less than 1 year	139	272

Total commitments	139	272
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2023	2022

Less than 1 year	9	13

Total commitments	9	13

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years